Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments And Contingencies Disclosure [Abstract]
Environmental Reserves

The following table presents the activity of our environmental reserves for the periods presented:

	2014	2013	2012
	(In thousands)
Balance at beginning of period	$437	$1,051	$1,747
Charged to costs and expenses	2,852	—	(225)
Payments	(1,197)	(614)	(471)
Balance at end of period	$2,092	$437	$1,051

Minimum Balances Attributable to Net Working Interest	The trust account must maintain minimum balances attributable to REO’s net working interest as follows (in thousands):
June 30, 2015	$72,450
June 30, 2016	$76,590
December 31, 2016	$78,660

Gross Held-to-Maturity Investments

The following is a summary of the gross held-to-maturity investments held in the trust account less the outside working interest owners share as of December 31, 2014 (in thousands):

Amortized
Investment	Cost
U.S. Bank Money Market Cash Equivalent	$135,176
Less: Outside working interest owners share	(65,222)
$69,954

Lease Obligations

Amounts shown in the following table represent minimum lease payment obligations under non-cancelable operating leases with a remaining term in excess of one year (in thousands):

		Payment or Settlement Due by Period
Purchase commitment	Total	2015	2016	2017	2018	2019	Thereafter
Operating leases	$3,665	$788	$416	$205	$205	$205	$1,846

CO2 Minimum Purchase Commitment

At December 31, 2014, we had a CO2 purchase commitment with a third party that was assumed in our Wyoming Acquisition. The table below outlines our purchase commitment under the contract (in thousands):

		Payment or Settlement Due by Period
Purchase commitment	Total	2015	2016	2017	2018	2019	Thereafter
CO2 minimum purchase commitment	$50,495	$9,608	$10,179	$10,151	$6,995	$7,060	$6,502